Stockholders' Equity/ (Deficit) - Summary of Outstanding Warrants Activity (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Equity [Abstract]
Number of Warrants Outstanding, Beginning Balance | shares	200,007
Number of Warrants Outstanding, Issued | shares	7,477,443
Number of Warrants Outstanding, Expired | shares	(200,000)
Number of Warrants Outstanding, Ending Balance | shares	7,477,450
Number of Warrants Exercisable, Ending Balance | shares	7,477,450
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 12.15
Weighted Average Exercise Price, Issued | $ / shares	6.08
Weighted Average Exercise Price, Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	6.10
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 6.10
Total Intrinsic Value, Beginning Balance | $
Total Intrinsic Value, Issued | $	32,670
Total Intrinsic Value, Expired | $
Total Intrinsic Value, Ending Balance | $	32,670
Total Intrinsic Value, Warrants exercisable Ending Balance | $	$ 32,670